BUSINESS ORGANIZATION, NATURE OF OPERATIONS (Detail) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 22, 2013	Dec. 31, 2014	Apr. 01, 2013
PVM International Inc. (PVMI) [Member]
BUSINESS ORGANIZATION, NATURE OF OPERATIONS (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,000,000
Notes Issued	$ 1,000,000
Vaporfection International Inc. [Member]
BUSINESS ORGANIZATION, NATURE OF OPERATIONS (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		260,854
Business Acquisition, Percentage of Voting Interests Acquired		100.00%		100.00%
Contributed Contribution Commitment		1,600,000
Other Commitment		$ 175,000
Class of Warrant or Rights, Granted		5,000
Number of Subsidiaries			6